Taxation (Details 4)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	96,223,000	80,115,000
Accruals	124,418,000	64,374,000
Deferred tax assets - Current	220,641,000	144,489,000
Less: valuation allowance	(18,601,000)	(15,207,000)
Total	202,040,000	129,282,000		32,563,000
Deferred tax assets - Non-current:
Depreciation of fixed assets	2,151,000	2,234,000
Impairment of license rights		1,413,000
Net operating tax loss carry forward	190,726,000	173,243,000
Amortization of Intangible assets	19,009,000	20,851,000
Deferred tax assets - Non-Current	211,886,000	197,741,000
Less: valuation allowance	(190,726,000)	(174,656,000)
Total	21,160,000	23,085,000		3,410,000
Deferred tax liabilities - Current:	101,997,000	148,506,000
Movement of the aggregate valuation allowances for deferred assets
Balance at the beginning of the period	189,863,000	157,306,000	85,326,000
Provision for the year	19,464,000	32,557,000	71,980,000
Balance at the end of the period	209,327,000	189,863,000	157,306,000
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Accrued withholding tax liabilities		344,700,000
Accrued withholding tax liabilities associated with annual dividend		55,600,000
Accrued withholding tax liabilities associated with cash expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes	125,100,000	289,100,000		20,200,000
Unrecognized deferred tax liabilities	734,600,000	597,300,000		$ 118,400,000